Related Party Transactions - Schedule of Related Party Transaction Due To Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 55,101	$ 61,448
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	55,074	$ 61,448
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 27